Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Loss for the year	$ (165,334)	$ (171,491)	$ (92,531)
Other comprehensive income or loss:
Effective portion of changes in fair value	2,705	8,302	1,491
Changes in fair value reclassified to profit or loss	(242)	(8,223)	(1,489)
Deferred income taxes	(1,025)	(31)	(1)
Cash flow hedge	1,438	48	1
Changes in fair value	3,046
Deferred income taxes	(1,305)
Financial assets at fair value through other comprehensive income	1,741
Currency translation on foreign entities	(13,855)	(50,100)	(12,271)
Total other comprehensive income or loss that may be reclassified to profit or loss subsequently	(10,676)	(50,052)	(12,270)
Changes in fair value - own credit adjustment	(1,051)	(219)	(249)
Total other comprehensive income or loss that will not be reclassified to profit or loss subsequently	(1,051)	(219)	(249)
Total other comprehensive loss, net of tax	(11,727)	(50,271)	(12,519)
Total comprehensive loss for the year	(177,061)	(221,762)	(105,050)
Total comprehensive loss attributable to shareholders of the parent company	(176,720)	(221,762)	(105,050)
Total comprehensive loss attributable to non-controlling interests	$ (341)